Summary of Significant Accounting Policies (Policies)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair statement of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form
10-K
as filed with the SEC on March 31, 2022. The interim results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022 or for any future periods.

Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is either not an emerging growth company or an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of these financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes in the reported period. While the significant estimates made by management in the preparation of the financial statements are reasonable, prudent, and evaluated on an ongoing basis, actual results may differ materially from those estimates. The information below outlines several accounting policies applied by the Company in preparing its financial statements that involve complex situations and judgment in the development of significant estimates and assumptions.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of these financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes in the reported period. While the significant estimates made by management in the preparation of the financial statements are reasonable, prudent, and evaluated on an ongoing basis, actual results may differ materially from those estimates. The information below outlines several accounting policies applied by the Company in preparing its financial statements that involve complex situations and judgment in the development of significant estimates and assumptions.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $39,944 and $1,062,653 of operating cash and no cash equivalents as of September 30, 2022 and December 31, 2021, respectively.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $1,062,653 of cash and no cash equivalents as of December 31, 2021.

Cash Held in Trust Account
Cash Held in Trust Account
Following the closing of the Initial Public Offering on September 14, 2021, an amount of $230,000,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants were placed in the Trust Account and were invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 15 months from the closing of the Initial Public Offering (or up to 24 months if we were to exercise the three three-month extensions available to us pursuant to our amended and restated certificate of incorporation, provided that the Sponsor pays an amount equal to 1% of the amount then on deposit in the Trust Account for each three-month extension, (the “Extension Fee”) which amount shall be deposited in the Trust Account, and further provided that if the Company enters into a merger, acquisition or other business combination agreement in connection with the initial Business Combination, the subsequent two three-month extensions will occur automatically without requiring the Sponsor to pay the Extension Fee) or (B) with respect
to any other provision relating to shareholders’ rights or
pre-initial
Business Combination activity; or (iii) absent an initial Business Combination within 15 months from the closing of the Initial Public Offering, or during any Extension Period, the return of the funds held in the Trust Account to the public shareholders as part of redemption of the public shares. On September 19, 2022, certain investors redeemed 18,871,976 shares of Class A common stock for $190,010,529, resulting in a reduction to shares of Class A common stock outstanding to 4,128,024. The Company had $41,679,745 and $230,004,784 of cash held in the trust account as of September 30, 2022 and December 31, 2021, respectively.

Cash Held in Trust Account
Following the closing of the Initial Public Offering on September 14, 2021, an amount of $230,000,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants were placed in the Trust Account and may be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act which invest only in direct U.S. government treasury obligations. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within 12 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to shareholders’ rights or pre-initial
Business Combination activity; or (iii) absent an initial Business Combination within 12 months from the closing of the Initial Public Offering, the return of the funds held in the Trust Account to the public shareholders as part of redemption of the public shares.

Offering Costs Associated with IPO
Offering Costs Associated with IPO
The Company complies with the requirements of the ASC
340-10-S99-1
and SEC Staff Accounting Bulletin (“SAB”)
Topic 5A — ”Expenses
 of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO. Offering costs are charged to stockholders’ equity or the statement of operations based on the relative value of the Public Warrants and the Private Placement Warrants to the proceeds received from the Units sold upon the completion of the IPO. Accordingly, on September 14, 2021, offering costs totaling $22,517,064 (consisting of $2,335,058 of underwriting fee, $8,050,000 of deferred underwriting fee (see Note 8), $640,129 of actual offering costs, and $11,491,877 of excess fair value of Founder Shares) were recognized with $989,674 included in accumulated deficit as an allocation for the Public Warrants and the Private Placement Warrants, and $21,527,389 included in additional paid-in
capital.

Offering Costs Associated with IPO
The Company complies with the requirements of the ASC
340-10-S99-1
and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — ”Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the IPO. Offering costs are charged to stockholders’ equity or the statement of operations based on the relative value of the Public Warrants and the Private Placement Warrants to the proceeds received from the Units sold upon the completion of the IPO. Accordingly, on September 14, 2021, offering costs totaling $22,517,064 (consisting of $2,335,058 of underwriting fee, $8,050,000 of deferred underwriting fee, $640,129 of actual offering costs, and 11,491,877 of excess fair value of founder shares over the purchase price) were recognized with $989,674 included in accumulated deficit as an allocation for the Public Warrants, and $21,527,390 included in additional paid-in
capital.

Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. On September 19, 2022, certain investors redeemed 18,871,976 shares of Class A common stock for $190,010,529, resulting in a reduction to shares of Class A common stock outstanding to 4,128,024. Accordingly, at September 30, 2022 and December 31, 2021, 4,128,024 and 23,000,000
shares
, respectively,
of Class A common stock subject to possible redemption is presented, at redemption value, as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheets
.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in
capital, or in the absence of additional capital, in accumulated deficit. The Company recorded accretion of $1,506,720 and $1,685,490 for the three and nine months ended September 30, 2022, respectively, to remeasure Class A common stock subject to possible redemption to redemption value. Class A common stock subject to possible redemption totaled $41,679,745 and $230,004,784 as of September 30, 2022 and December 31, 2021, respectively.

Class A Common Stock Subject to Possible Redemption
The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2021, 23,000,000 shares of Class A common stock subject to possible redemption is presented, at redemption value, as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Such changes are reflected in additional paid-in
capital, or in the absence of additional capital, in accumulated deficit. On December 31, 2021, the Company recorded an accretion of $31,636,390, $13,567,035 of which was recorded in additional paid-in
capital and $18,069,355 was recorded in accumulated deficit. From the period from March 24, 2021 (inception) through December 31, 2021, the Company recorded accretion of $31,641,174 to remeasure Class A common stock subject to possible redemption to redemption value of $230,004,784.

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statements recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no
unrecognized tax benefits and
no
amounts accrued for interest and penalties as of September 30, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception. The Company recorded a provision for income taxes of $
203,688
for the three and nine months ended September 30, 2022 and $
0
for the three months ended September 30, 2021 and for the period from March 24, 2021 (inception) to September 30, 2021.

Income Taxes
The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The provision for income taxes was deemed to be de minimis for the period from March 24, 2021 through December 31, 2021.

Net Income per Share
Net Income per Share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share”. The statements of operations include a presentation of income per Class A redeemable common stock and loss per non-redeemable
common stock following the
two-class
method of income per common stock. In order to determine the net income attributable to both the Class A redeemable common stock and non-redeemable
common stock, the Company first considered the total income allocable to both sets of stock. This is calculated using the total net income less any dividends paid. For purposes of calculating net income per share, any remeasurement of the Class A common stock subject to possible redemption was treated as dividends paid to the public stockholders.
The following table reflects the calculation of basic and diluted net income per common share for the three months ended September 30, 2022 (in dollars, except per share amounts):

Three Months Ended September 30, 2022

Net income for the three months ended September 30, 2022	$493,572
Less: Accretion of temporary equity to redemption value	(1,506,720)

Net income including accretion of temporary equity to redemption value	$(1,013,148)

	Three Months Ended September 30, 2022
	Class A	Class B
Total number of shares	4,128,024	5,750,000
Ownership percentage	42%	58%
Allocation of net income based on ownership percentage	$206,264	$287,308
Less: Allocation of accretion based on ownership percentage	(629,658)	(877,062)
Plus: Accretion applicable to Class A redeemable shares	1,506,720	—

Total income (loss) by Class	$1,083,326	$(589,754)

Weighted average shares outstanding	20,743,568	5,750,000
Income (loss) per share	$0.05	$(0.10)

The following table reflects the calculation of basic and diluted net income per common share for the nine months ended September 30, 2022 (in dollars, except per share amounts):

Nine Months Ended September 30, 2022
Net income for the nine months ended September 30, 2022	$6,116,975
Less: Accretion of temporary equity to redemption value	(1,685,490)

Net income including accretion of temporary equity to redemption value	$4,431,485

	Nine Months Ended September 30, 2022
	Class A	Class B

Total number of shares	4,128,024	5,750,000
Ownership percentage	42%	58%
Allocation of net income based on ownership percentage	$2,556,283	$3,560,692
Less: Allocation of accretion based on ownership percentage	(704,366)	(981,124)
Plus: Accretion applicable to Class A redeemable shares	1,685,490	—

Total income by Class	$3,537,407	$2,579,568

Weighted average shares outstanding	22,239,591	5,750,000
Income per share	$0.16	$0.45
The following table reflects the calculation of basic and diluted net income per common share for the three months ended September 30, 2021 (in dollars, except per share amounts):

Three Months Ended September 30, 2021

Net loss from July 1, 2021 to date of Initial Public Offering	$(64,141)
Net loss from date of Initial Public Offering to September 30, 2021	(759,148)

Total loss for the three months ended September 30, 2021	(823,289)
Less: Accretion of temporary equity to redemption value	(31,636,389)

Net income including accretion of temporary equity to redemption value	$(32,459,678)

	Three Months Ended September 30, 2021
	Class A	Class B
Total number of shares	23,000,000	5,750,000
Ownership percentage	80%	20%
Allocation of net loss — July 1, 2021 through date of Initial Public Offering based on ownership percentage	$—	$(64,141)
Allocation of net loss — date of Initial Public Offering through September 30, 2021 based on ownership percentage	(607,318)	(151,830)
Less: Allocation of accretion based on ownership percentage	(25,309,111)	(6,327,278)
Plus: Accretion applicable to Class A redeemable shares	31,636,389	—

Total income (loss) by Class	$5,719,960	$(6,543,249)

Weighted average shares outstanding	4,000,000	5,750,000
Income (loss) per share	$1.43	$(1.14)
The following table reflects the calculation of basic and diluted net income per common share for the period from March 24, 2021 (inception) through September 30, 2021 (in dollars, except per share amounts):

March 24, 2021 (inception) through September 30, 2021

Net loss from inception to date of Initial Public Offering	$(147,444)
Net loss from date of Initial Public Offering to September 30, 2021	(759,148)

Total loss for the period from March 24, 2021 (inception) through September 30, 2021	(906,592)
Less: Accretion of temporary equity to redemption value	(31,636,389)

Net loss including accretion of temporary equity to redemption value	$(32,542,981)

	March 24, 2021 (inception) through September 30, 2021
	Class A	Class B

Total number of shares	23,000,000	5,750,000
Ownership percentage	80%	20%
Allocation of net loss — March 24, 2021 (inception) through date of Initial Public Offering based on ownership percentage	$—	$(147,444)
Allocation of net loss — date of Initial Public Offering through September 30, 2021 based on ownership percentage	(607,318)	(151,830)
Less: Allocation of accretion based on ownership percentage	(25,309,111)	(6,327,278)
Plus: Accretion applicable to Class A redeemable shares	31,636,389	—

Total income (loss) by Class	$5,719,960	$(6,626,552)

Weighted average shares outstanding	1.936.842	5,750,000
Income (loss) per share	$2.95	$(1.15)

Net Income (Loss) Per Common Stock
The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share”. The statements of operations include a presentation of income (loss) per Class A redeemable common stock and loss per non-redeemable
common stock following the
two-class
method of income per common stock. In order to determine the net income (loss) attributable to both the Class A redeemable common stock and non-redeemable
common stock, the Company first considered the total income (loss) allocable to both sets of stock. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the Class A common stock subject to possible redemption was treated as dividends paid to the public stockholders.
The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

For the period from March 24, 2021 (inception) through December 31, 2021
Net loss from inception to date of initial public offering	$(147,444)
Net income from date of initial public offering to year-end	3,534,194

Total income from inception to date	3,386,750
Accretion of temporary equity to redemption value	(31,641,174)

Net loss including accretion of temporary equity to redemption value	$(28,254,424)

	For the period from
	March 24, 2021 (inception) through
	December 31, 2021
	Class A	Class B
Total number of shares	23,000,000	5,750,000
Ownership percentage	80%	20%
Allocation of net loss — inception to date of initial public offering	$—	$(147,444)
Allocation of net income — from date of initial public offering to year-end	2,827,355	706,839

Total income allocated by Class	$2,827,355	$559,395
Less: Accretion allocation based on ownership percentage	(25,312,939)	(6,328,235)
Plus: accretion applicable to Class A redeemable shares	31,641,174	—

Total income (loss) by Class	$9,155,590	$(5,768,840)

Weighted average shares outstanding	8,890,071	5,750,000
Income (loss) per share	$1.03	$(1.00)

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement” (“ASC 820”), approximates the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Warrant Liability
Warrant Liability
The Company accounts for warrants for the Company’s common stock that are not indexed to its own shares as liabilities at fair value on the balance sheet. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net in the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the ordinary share warrants. At that time, the portion of the warrant liability related to the ordinary share warrants was reclassified to additional paid-in
capital.

Warrant Liability
The Company accounts for warrants for the Company’s common stock that are not indexed to its own shares as liabilities at fair value on the balance sheet. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other income (expense), net in the statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the ordinary share warrants. At that time, the portion of the warrant liability related to the ordinary share warrants was reclassified to additional paid-in
capital.

Related Parties
Related Parties
Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Related Parties
Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company is currently assessing the impact, if any, that ASU 2020-06 would have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Recently Issued Accounting Pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
“Debt — Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company is currently assessing the impact, if any, that ASU
2020-06
would have on its financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.